Accumulated Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Equity [Abstract]
Unrealized gain (loss) on cash flow hedges, Gross Amount	$ (10)	$ 149	$ (38)	$ 191
Changes in retirement plans' funded status, Gross Amount	20	61	60	47
Foreign currency translation, Gross Amount	(9)	(440)	161	(427)
Share of other comprehensive income (loss) of entities using the equity method, Gross Amount	(4)	(15)	3	(40)
Other comprehensive income (loss), Gross Amount	(3)	(245)	186	(229)
Unrealized gain (loss) on cash flow hedges, Income Taxes	2	(26)	11	(40)
Changes in retirement plans' funded status, Income Taxes	(7)	5	(21)	(6)
Other comprehensive income (loss), Income Taxes	(5)	(21)	(10)	(46)
Unrealized gain (loss) on cash flow hedges, Net Amount	(8)	123	(27)	151
Changes in retirement plans’ funded status	13	66	39	41
Foreign currency translation, Net Amount	(9)	(440)	161	(427)
Share of other comprehensive income (loss) of entities using the equity method, Net Amount	(4)	(15)	3	(40)
Other comprehensive income (loss), net of tax	$ (8)	$ (266)	$ 176	$ (275)